Label	Element	Value
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 2.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingWeightedAverageExercisePrice	$ 2.08
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	7,218,393
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingNumber	7,218,393